Strategic Mining Corp. - Consolidated Condensed Statements of Operations (USD $)	3 Months Ended		6 Months Ended		54 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Interest and bank charges	$ (3,200)	$ 9,458	$ 4,841	$ 36,382	$ 194,332
Professional fees	32,097	10,750	39,774	18,175	135,233
Salaries and wages	4,968	27,471	26,062	64,693	226,741
Consulting	39,968	40,543	78,801	75,543	695,283
Depreciation	9,188		18,374		18,374
Property tax					38,814
Incorporation tax				9,499	11,197
Exploration	81,501	44,204	129,235	100,569	574,695
Permits					58,934
TOTAL OPERATING EXPENSES	164,522	132,426	297,087	304,861	1,953,603
Net Income (loss)	$ (164,522)	$ (132,426)	$ (297,087)	$ (304,861)	$ (1,953,603)
Weighted average number of shares outstanding- basic and diluted	158,343,294	101,332,798	158,343,294	100,720,961